CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Denmark [Member]
Net of acquired cash	$ 499
Sweden [Member]
Net of acquired cash	74
Spain [Member]
Net of acquired cash	$ 36